Touchstone Sands Capital Emerging Markets ex-China Growth ETF Expense Example - Touchstone Sands Capital Emerging Markets ex-China Growth ETF - Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	662
Expense Example, with Redemption, 5 Years	1,268
Expense Example, with Redemption, 10 Years	$ 2,910